UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Convertible Securities Fund

August 31, 2009

1.805819.105

CVS-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 52.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 51.0%
CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.5%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,094
Johnson Controls, Inc. 6.5% 9/30/12	3,850	8,925
		10,019
Diversified Consumer Services - 0.7%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	898
Regis Corp. 5% 7/15/14	4,230	5,224
Stewart Enterprises, Inc. 3.375% 7/15/16 (f)	11,000	9,067
		15,189
Hotels, Restaurants & Leisure - 1.1%
Ambassadors International, Inc. 3.75% 4/15/27 (f)	8,000	3,040
WMS Industries, Inc.:
2.75% 7/15/10 (f)	4,000	12,843
2.75% 7/15/10	2,800	8,990
		24,873
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	1,054
Media - 1.2%
Regal Entertainment Group 6.25% 3/15/11 (f)	19,297	18,481
XM Satellite Radio, Inc. 7% 12/1/14 (f)	10,000	7,292
		25,773
Specialty Retail - 0.5%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	3,000	2,327
United Auto Group, Inc. 3.5% 4/1/26	9,533	9,591
		11,918
TOTAL CONSUMER DISCRETIONARY		88,826
CONSUMER STAPLES - 4.9%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,602
Food & Staples Retailing - 2.7%
Nash-Finch Co. 1.6314% 3/15/35 (d)	34,480	13,994
Rite Aid Corp. 8.5% 5/15/15	9,100	8,179
The Great Atlantic & Pacific Tea Co.:
5.125% 6/15/11	18,000	16,920
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Great Atlantic & Pacific Tea Co.: - continued
6.75% 12/15/12	$ 12,000	$ 10,320
The Pantry, Inc. 3% 11/15/12	14,000	11,256
		60,669
Food Products - 1.5%
Smithfield Foods, Inc. 4% 6/30/13	22,250	19,075
Tyson Foods, Inc. 3.25% 10/15/13	13,000	13,374
		32,449
TOTAL CONSUMER STAPLES		108,720
ENERGY - 10.4%
Energy Equipment & Services - 2.1%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	10,171
Global Industries Ltd. 2.75% 8/1/27 (f)	10,000	6,463
Hercules Offshore, Inc. 3.375% 6/1/38 (f)	20,000	13,944
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	5,000	4,064
Oil States International, Inc. 2.375% 7/1/25 (f)	4,500	5,157
SESI LLC 1.5% 12/15/26 (d)(f)	7,000	6,169
		45,968
Oil, Gas & Consumable Fuels - 8.3%
Alpha Natural Resources, Inc. 2.375% 4/15/15	30,000	27,219
Chesapeake Energy Corp. 2.5% 5/15/37	50,250	39,386
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,195
Patriot Coal Corp. 3.25% 5/31/13 (f)	6,000	4,530
Peabody Energy Corp. 4.75% 12/15/66	107,250	85,800
Quicksilver Resources, Inc. 1.875% 11/1/24 (f)	14,500	14,380
Western Refining, Inc. 5.75% 6/15/14	7,810	6,707
		183,217
TOTAL ENERGY		229,185
FINANCIALS - 1.7%
Diversified Financial Services - 1.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	25,575
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Ventas, Inc. 3.875% 11/15/11 (f)	$ 12,000	$ 12,533
TOTAL FINANCIALS		38,108
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 3.5%
Beckman Coulter, Inc. 2.5% 12/15/36 (f)	8,500	9,520
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	21,000	21,420
3% 5/15/16	10,000	10,200
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	15,000	13,392
Medtronic, Inc. 1.625% 4/15/13	16,000	15,800
SonoSite, Inc. 3.75% 7/15/14	7,000	6,320
		76,652
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	7,000	5,285
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	4,000	3,755
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	3,300	6,324
2.5% 10/1/23	7,400	14,180
Nektar Therapeutics 3.25% 9/28/12	9,000	7,505
		31,764
TOTAL HEALTH CARE		113,701
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	14,255
Airlines - 1.0%
AirTran Holdings, Inc. 7% 7/1/23	10,000	9,913
UAL Corp.:
4.5% 6/30/21 (f)	10,500	5,224
4.5% 6/30/21	5,000	2,488
US Airways Group, Inc. 7% 9/30/20 (f)	4,810	3,992
		21,617
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.4%
Quanta Services, Inc. 3.75% 4/30/26 (f)	$ 7,000	$ 7,735
Electrical Equipment - 1.8%
C&D Technologies, Inc.:
5.25% 11/1/25 (f)	4,400	2,767
5.25% 11/1/25	32,596	20,495
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,605
General Cable Corp. 1% 10/15/12 (f)	16,000	13,450
SunPower Corp. 4.75% 4/15/14	2,020	2,263
		40,580
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	1,975
Machinery - 0.7%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	5,500	3,534
2.375% 5/15/26	8,000	5,140
Terex Corp. 4% 6/1/15	1,090	1,344
Trinity Industries, Inc. 3.875% 6/1/36	7,000	4,743
		14,761
Marine - 1.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	34,000	18,020
Horizon Lines, Inc. 4.25% 8/15/12 (f)	15,000	10,950
		28,970
Road & Rail - 1.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	18,000	24,962
TOTAL INDUSTRIALS		154,855
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.4%
JDS Uniphase Corp. 1% 5/15/26 (f)	14,000	11,515
L-3 Communications Corp. 3% 8/1/35	3,000	3,000
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	8,000
Nortel Networks Corp. 2.125% 4/15/14 (c)(f)	10,000	4,000
Symmetricom, Inc. 3.25% 6/15/25	5,214	4,345
		30,860
Computers & Peripherals - 1.7%
EMC Corp. 1.75% 12/1/13 (f)	17,000	20,102
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hutchinson Technology, Inc. 3.25% 1/15/26	$ 11,000	$ 7,260
SanDisk Corp. 1% 5/15/13	13,000	9,686
		37,048
Electronic Equipment & Components - 1.7%
Anixter International, Inc. 1% 2/15/13 (f)	4,540	3,914
Itron, Inc. 2.5% 8/1/26	7,000	7,703
Merix Corp.:
4% 5/15/13 (f)	11,250	6,061
4% 5/15/13	7,600	4,095
Newport Corp. 2.5% 2/15/12 (f)	3,750	3,240
SYNNEX Corp. 4% 5/15/18 (f)	10,000	11,584
		36,597
Internet Software & Services - 0.8%
GSI Commerce, Inc. 2.5% 6/1/27 (f)	10,000	8,463
VeriSign, Inc. 3.25% 8/15/37	10,000	8,191
		16,654
IT Services - 1.7%
Alliance Data Systems Corp.:
1.75% 8/1/13	14,788	13,196
4.75% 5/15/14 (f)	1,300	1,728
BearingPoint, Inc. 3.1% 12/15/24 (c)(f)	8,000	2
CACI International, Inc. 2.125% 5/1/14	6,000	6,195
DST Systems, Inc. Series A, 4.125% 8/15/23	16,100	17,509
		38,630
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	40,000	32,150
6% 5/1/15	15,000	9,957
Amkor Technology, Inc. 6% 4/15/14 (f)	10,890	21,805
Conexant Systems, Inc. 4% 3/1/26	7,000	4,900
Intel Corp.:
2.95% 12/15/35	48,000	42,918
3.25% 8/1/39 (f)	7,000	7,455
LTX-Credence Corp. 3.5% 5/15/11	10,333	1,391
Micron Technology, Inc.:
1.875% 6/1/14	10,000	7,731
4.25% 10/15/13	1,130	1,839
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.:
1.875% 12/15/25 (f)	$ 3,750	$ 4,809
2.625% 12/15/26	35,330	36,436
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,724
Spansion, Inc. 2.25% 6/15/16 (c)(f)	7,267	1,308
		184,423
Software - 0.2%
Symantec Corp. 1% 6/15/13	5,000	5,055
TOTAL INFORMATION TECHNOLOGY		349,267
MATERIALS - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA 5% 5/15/14	2,170	3,018
Newmont Mining Corp. 3% 2/15/12	2,120	2,433
Steel Dynamics, Inc. 5.125% 6/15/14	860	1,054
		6,505
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 3.5% 6/15/12	16,000	11,676
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	5,415
		17,091
Wireless Telecommunication Services - 0.8%
Leap Wireless International, Inc. 4.5% 7/15/14	26,000	18,915
TOTAL TELECOMMUNICATION SERVICES		36,006
TOTAL CONVERTIBLE BONDS		1,125,173
Nonconvertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
TRW Automotive, Inc.:
7% 3/15/14 (f)	1,300	1,131
7.25% 3/15/17 (f)	6,230	5,233
		6,364
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon Consumer Products Corp. 9.5% 4/1/11	$ 3,745	$ 3,534
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC:
7.5% 12/31/13 (f)	4,264	3,539
8% 12/31/18 (f)	3,812	2,783
		6,322
INFORMATION TECHNOLOGY - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc.:
7.75% 5/15/13	1,995	1,955
9.25% 6/1/16	5,935	5,950
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (g)	20,988	11,619
		19,524
TOTAL NONCONVERTIBLE BONDS		35,744
TOTAL CORPORATE BONDS (Cost $1,263,942)		1,160,917
Common Stocks - 10.9%
	Shares
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	8,092
Hotels, Restaurants & Leisure - 0.5%
Domino's Pizza, Inc. (a)	170,400	1,379
Las Vegas Sands Corp. (a)(e)	628,200	8,958
		10,337
TOTAL CONSUMER DISCRETIONARY		18,429
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
McMoRan Exploration Co. (a)(e)	500,000	4,170
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.2%
Commercial Banks - 2.8%
Huntington Bancshares, Inc. (e)	5,820,500	$ 26,541
KeyCorp	5,414,100	36,058
		62,599
Diversified Financial Services - 5.4%
Bank of America Corp.	6,722,385	118,242
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	2,959,042	547
TOTAL FINANCIALS		181,388
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.4%
EMCORE Corp. (a)(e)	172,258	183
Finisar Corp. (a)	9,392,960	8,266
		8,449
Electronic Equipment & Components - 0.0%
L-1 Identity Solutions, Inc. (a)	100,000	717
Semiconductors & Semiconductor Equipment - 1.0%
Amkor Technology, Inc. (a)	843,200	4,671
ON Semiconductor Corp. (a)	2,169,500	17,508
		22,179
TOTAL INFORMATION TECHNOLOGY		31,345
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	167,000	4,484
TOTAL COMMON STOCKS (Cost $209,620)		239,816
Convertible Preferred Stocks - 25.9%

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.6%
Ford Motor Co. Capital Trust II 6.50%	450,000	13,100
Leisure Equipment & Products - 0.5%
Callaway Golf Co. 7.50% (a)(f)	100,000	11,850
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.5%
LodgeNet Entertainment Corp. 10.00% (a)(f)	4,997	$ 9,897
TOTAL CONSUMER DISCRETIONARY		34,847
CONSUMER STAPLES - 2.7%
Food Products - 2.7%
Archer Daniels Midland Co. 6.25%	600,000	23,028
Bunge Ltd.:
4.875%	237,000	21,280
5.125%	22,000	14,393
		58,701
ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
El Paso Corp. 4.99% (f)	119,290	100,638
Goodrich Petroleum Corp. 5.375%	100,000	4,455
		105,093
FINANCIALS - 6.9%
Commercial Banks - 4.7%
Huntington Bancshares, Inc. 8.50%	2,100	1,663
Wells Fargo & Co. 7.50%	120,550	102,769
		104,432
Diversified Financial Services - 1.8%
Bank of America Corp. Series L, 7.25%	47,085	40,634
Insurance - 0.4%
Assured Guaranty Ltd. 8.50%	100,000	8,125
TOTAL FINANCIALS		153,191
MATERIALS - 9.9%
Chemicals - 4.1%
Celanese Corp. 4.25%	2,750,500	90,464
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 5.8%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	18,400	$ 24,987
6.75%	1,093,500	103,646
		128,633
TOTAL MATERIALS		219,097
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $628,443)		570,929
Floating Rate Loans - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (g)	$ 7,822	1,721
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (g)	9,000	7,560
MATERIALS - 0.3%
Chemicals - 0.3%
Georgia Gulf Corp. term loan 9.4114% 10/3/13 (g)	6,598	6,334
TOTAL FLOATING RATE LOANS (Cost $18,104)		15,615
Money Market Funds - 10.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.33% (h)	203,669,092	$ 203,669
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(h)	20,830,800	20,831
TOTAL MONEY MARKET FUNDS (Cost $224,500)		224,500
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,344,609)		2,211,777
NET OTHER ASSETS - (0.3)%		(6,248)
NET ASSETS - 100%		$ 2,205,529
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $481,430,000 or 21.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 256
Fidelity Securities Lending Cash Central Fund	112
Total	$ 368
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the tables below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,276	$ 18,429	$ 34,847	$ -
Consumer Staples	58,701	-	58,701	-
Energy	109,263	4,170	105,093	-
Financials	334,579	326,454	8,125	-
Information Technology	31,345	31,345	-	-
Materials	219,097	-	219,097	-
Utilities	4,484	4,484	-	-
Corporate Bonds	1,160,917	-	1,159,526	1,391
Floating Rate Loans	15,615	-	15,615	-
Money Market Funds	224,500	224,500	-	-
Total Investments in Securities:	$ 2,211,777	$ 609,382	$ 1,601,004	$ 1,391
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 11,213
Total Realized Gain (Loss)	(7,309)
Total Unrealized Gain (Loss)	1,637
Cost of Purchases	1,977
Proceeds of Sales	(1,178)
Amortization/Accretion	764
Transfer in/out of Level 3	(5,713)
Ending Balance	$ 1,391
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (666)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,335,059,000. Net unrealized depreciation aggregated $123,282,000, of which $181,149,000 related to appreciated investment securities and $304,431,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including securities backed by subprime mortgage loans, are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Convertible
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Convertible
Securities Fund

1.884073.100

ACVS-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 52.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 51.0%
CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.5%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,094
Johnson Controls, Inc. 6.5% 9/30/12	3,850	8,925
		10,019
Diversified Consumer Services - 0.7%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	898
Regis Corp. 5% 7/15/14	4,230	5,224
Stewart Enterprises, Inc. 3.375% 7/15/16 (f)	11,000	9,067
		15,189
Hotels, Restaurants & Leisure - 1.1%
Ambassadors International, Inc. 3.75% 4/15/27 (f)	8,000	3,040
WMS Industries, Inc.:
2.75% 7/15/10 (f)	4,000	12,843
2.75% 7/15/10	2,800	8,990
		24,873
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	1,054
Media - 1.2%
Regal Entertainment Group 6.25% 3/15/11 (f)	19,297	18,481
XM Satellite Radio, Inc. 7% 12/1/14 (f)	10,000	7,292
		25,773
Specialty Retail - 0.5%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	3,000	2,327
United Auto Group, Inc. 3.5% 4/1/26	9,533	9,591
		11,918
TOTAL CONSUMER DISCRETIONARY		88,826
CONSUMER STAPLES - 4.9%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,602
Food & Staples Retailing - 2.7%
Nash-Finch Co. 1.6314% 3/15/35 (d)	34,480	13,994
Rite Aid Corp. 8.5% 5/15/15	9,100	8,179
The Great Atlantic & Pacific Tea Co.:
5.125% 6/15/11	18,000	16,920
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Great Atlantic & Pacific Tea Co.: - continued
6.75% 12/15/12	$ 12,000	$ 10,320
The Pantry, Inc. 3% 11/15/12	14,000	11,256
		60,669
Food Products - 1.5%
Smithfield Foods, Inc. 4% 6/30/13	22,250	19,075
Tyson Foods, Inc. 3.25% 10/15/13	13,000	13,374
		32,449
TOTAL CONSUMER STAPLES		108,720
ENERGY - 10.4%
Energy Equipment & Services - 2.1%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	10,171
Global Industries Ltd. 2.75% 8/1/27 (f)	10,000	6,463
Hercules Offshore, Inc. 3.375% 6/1/38 (f)	20,000	13,944
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	5,000	4,064
Oil States International, Inc. 2.375% 7/1/25 (f)	4,500	5,157
SESI LLC 1.5% 12/15/26 (d)(f)	7,000	6,169
		45,968
Oil, Gas & Consumable Fuels - 8.3%
Alpha Natural Resources, Inc. 2.375% 4/15/15	30,000	27,219
Chesapeake Energy Corp. 2.5% 5/15/37	50,250	39,386
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,195
Patriot Coal Corp. 3.25% 5/31/13 (f)	6,000	4,530
Peabody Energy Corp. 4.75% 12/15/66	107,250	85,800
Quicksilver Resources, Inc. 1.875% 11/1/24 (f)	14,500	14,380
Western Refining, Inc. 5.75% 6/15/14	7,810	6,707
		183,217
TOTAL ENERGY		229,185
FINANCIALS - 1.7%
Diversified Financial Services - 1.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	25,575
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Ventas, Inc. 3.875% 11/15/11 (f)	$ 12,000	$ 12,533
TOTAL FINANCIALS		38,108
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 3.5%
Beckman Coulter, Inc. 2.5% 12/15/36 (f)	8,500	9,520
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	21,000	21,420
3% 5/15/16	10,000	10,200
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	15,000	13,392
Medtronic, Inc. 1.625% 4/15/13	16,000	15,800
SonoSite, Inc. 3.75% 7/15/14	7,000	6,320
		76,652
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	7,000	5,285
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	4,000	3,755
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	3,300	6,324
2.5% 10/1/23	7,400	14,180
Nektar Therapeutics 3.25% 9/28/12	9,000	7,505
		31,764
TOTAL HEALTH CARE		113,701
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	14,255
Airlines - 1.0%
AirTran Holdings, Inc. 7% 7/1/23	10,000	9,913
UAL Corp.:
4.5% 6/30/21 (f)	10,500	5,224
4.5% 6/30/21	5,000	2,488
US Airways Group, Inc. 7% 9/30/20 (f)	4,810	3,992
		21,617
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.4%
Quanta Services, Inc. 3.75% 4/30/26 (f)	$ 7,000	$ 7,735
Electrical Equipment - 1.8%
C&D Technologies, Inc.:
5.25% 11/1/25 (f)	4,400	2,767
5.25% 11/1/25	32,596	20,495
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,605
General Cable Corp. 1% 10/15/12 (f)	16,000	13,450
SunPower Corp. 4.75% 4/15/14	2,020	2,263
		40,580
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	1,975
Machinery - 0.7%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	5,500	3,534
2.375% 5/15/26	8,000	5,140
Terex Corp. 4% 6/1/15	1,090	1,344
Trinity Industries, Inc. 3.875% 6/1/36	7,000	4,743
		14,761
Marine - 1.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	34,000	18,020
Horizon Lines, Inc. 4.25% 8/15/12 (f)	15,000	10,950
		28,970
Road & Rail - 1.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	18,000	24,962
TOTAL INDUSTRIALS		154,855
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.4%
JDS Uniphase Corp. 1% 5/15/26 (f)	14,000	11,515
L-3 Communications Corp. 3% 8/1/35	3,000	3,000
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	8,000
Nortel Networks Corp. 2.125% 4/15/14 (c)(f)	10,000	4,000
Symmetricom, Inc. 3.25% 6/15/25	5,214	4,345
		30,860
Computers & Peripherals - 1.7%
EMC Corp. 1.75% 12/1/13 (f)	17,000	20,102
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hutchinson Technology, Inc. 3.25% 1/15/26	$ 11,000	$ 7,260
SanDisk Corp. 1% 5/15/13	13,000	9,686
		37,048
Electronic Equipment & Components - 1.7%
Anixter International, Inc. 1% 2/15/13 (f)	4,540	3,914
Itron, Inc. 2.5% 8/1/26	7,000	7,703
Merix Corp.:
4% 5/15/13 (f)	11,250	6,061
4% 5/15/13	7,600	4,095
Newport Corp. 2.5% 2/15/12 (f)	3,750	3,240
SYNNEX Corp. 4% 5/15/18 (f)	10,000	11,584
		36,597
Internet Software & Services - 0.8%
GSI Commerce, Inc. 2.5% 6/1/27 (f)	10,000	8,463
VeriSign, Inc. 3.25% 8/15/37	10,000	8,191
		16,654
IT Services - 1.7%
Alliance Data Systems Corp.:
1.75% 8/1/13	14,788	13,196
4.75% 5/15/14 (f)	1,300	1,728
BearingPoint, Inc. 3.1% 12/15/24 (c)(f)	8,000	2
CACI International, Inc. 2.125% 5/1/14	6,000	6,195
DST Systems, Inc. Series A, 4.125% 8/15/23	16,100	17,509
		38,630
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	40,000	32,150
6% 5/1/15	15,000	9,957
Amkor Technology, Inc. 6% 4/15/14 (f)	10,890	21,805
Conexant Systems, Inc. 4% 3/1/26	7,000	4,900
Intel Corp.:
2.95% 12/15/35	48,000	42,918
3.25% 8/1/39 (f)	7,000	7,455
LTX-Credence Corp. 3.5% 5/15/11	10,333	1,391
Micron Technology, Inc.:
1.875% 6/1/14	10,000	7,731
4.25% 10/15/13	1,130	1,839
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.:
1.875% 12/15/25 (f)	$ 3,750	$ 4,809
2.625% 12/15/26	35,330	36,436
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,724
Spansion, Inc. 2.25% 6/15/16 (c)(f)	7,267	1,308
		184,423
Software - 0.2%
Symantec Corp. 1% 6/15/13	5,000	5,055
TOTAL INFORMATION TECHNOLOGY		349,267
MATERIALS - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA 5% 5/15/14	2,170	3,018
Newmont Mining Corp. 3% 2/15/12	2,120	2,433
Steel Dynamics, Inc. 5.125% 6/15/14	860	1,054
		6,505
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 3.5% 6/15/12	16,000	11,676
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	5,415
		17,091
Wireless Telecommunication Services - 0.8%
Leap Wireless International, Inc. 4.5% 7/15/14	26,000	18,915
TOTAL TELECOMMUNICATION SERVICES		36,006
TOTAL CONVERTIBLE BONDS		1,125,173
Nonconvertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
TRW Automotive, Inc.:
7% 3/15/14 (f)	1,300	1,131
7.25% 3/15/17 (f)	6,230	5,233
		6,364
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon Consumer Products Corp. 9.5% 4/1/11	$ 3,745	$ 3,534
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC:
7.5% 12/31/13 (f)	4,264	3,539
8% 12/31/18 (f)	3,812	2,783
		6,322
INFORMATION TECHNOLOGY - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc.:
7.75% 5/15/13	1,995	1,955
9.25% 6/1/16	5,935	5,950
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (g)	20,988	11,619
		19,524
TOTAL NONCONVERTIBLE BONDS		35,744
TOTAL CORPORATE BONDS (Cost $1,263,942)		1,160,917
Common Stocks - 10.9%
	Shares
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	8,092
Hotels, Restaurants & Leisure - 0.5%
Domino's Pizza, Inc. (a)	170,400	1,379
Las Vegas Sands Corp. (a)(e)	628,200	8,958
		10,337
TOTAL CONSUMER DISCRETIONARY		18,429
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
McMoRan Exploration Co. (a)(e)	500,000	4,170
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.2%
Commercial Banks - 2.8%
Huntington Bancshares, Inc. (e)	5,820,500	$ 26,541
KeyCorp	5,414,100	36,058
		62,599
Diversified Financial Services - 5.4%
Bank of America Corp.	6,722,385	118,242
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	2,959,042	547
TOTAL FINANCIALS		181,388
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.4%
EMCORE Corp. (a)(e)	172,258	183
Finisar Corp. (a)	9,392,960	8,266
		8,449
Electronic Equipment & Components - 0.0%
L-1 Identity Solutions, Inc. (a)	100,000	717
Semiconductors & Semiconductor Equipment - 1.0%
Amkor Technology, Inc. (a)	843,200	4,671
ON Semiconductor Corp. (a)	2,169,500	17,508
		22,179
TOTAL INFORMATION TECHNOLOGY		31,345
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	167,000	4,484
TOTAL COMMON STOCKS (Cost $209,620)		239,816
Convertible Preferred Stocks - 25.9%

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.6%
Ford Motor Co. Capital Trust II 6.50%	450,000	13,100
Leisure Equipment & Products - 0.5%
Callaway Golf Co. 7.50% (a)(f)	100,000	11,850
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.5%
LodgeNet Entertainment Corp. 10.00% (a)(f)	4,997	$ 9,897
TOTAL CONSUMER DISCRETIONARY		34,847
CONSUMER STAPLES - 2.7%
Food Products - 2.7%
Archer Daniels Midland Co. 6.25%	600,000	23,028
Bunge Ltd.:
4.875%	237,000	21,280
5.125%	22,000	14,393
		58,701
ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
El Paso Corp. 4.99% (f)	119,290	100,638
Goodrich Petroleum Corp. 5.375%	100,000	4,455
		105,093
FINANCIALS - 6.9%
Commercial Banks - 4.7%
Huntington Bancshares, Inc. 8.50%	2,100	1,663
Wells Fargo & Co. 7.50%	120,550	102,769
		104,432
Diversified Financial Services - 1.8%
Bank of America Corp. Series L, 7.25%	47,085	40,634
Insurance - 0.4%
Assured Guaranty Ltd. 8.50%	100,000	8,125
TOTAL FINANCIALS		153,191
MATERIALS - 9.9%
Chemicals - 4.1%
Celanese Corp. 4.25%	2,750,500	90,464
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 5.8%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	18,400	$ 24,987
6.75%	1,093,500	103,646
		128,633
TOTAL MATERIALS		219,097
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $628,443)		570,929
Floating Rate Loans - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (g)	$ 7,822	1,721
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (g)	9,000	7,560
MATERIALS - 0.3%
Chemicals - 0.3%
Georgia Gulf Corp. term loan 9.4114% 10/3/13 (g)	6,598	6,334
TOTAL FLOATING RATE LOANS (Cost $18,104)		15,615
Money Market Funds - 10.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.33% (h)	203,669,092	$ 203,669
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(h)	20,830,800	20,831
TOTAL MONEY MARKET FUNDS (Cost $224,500)		224,500
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,344,609)		2,211,777
NET OTHER ASSETS - (0.3)%		(6,248)
NET ASSETS - 100%		$ 2,205,529
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $481,430,000 or 21.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 256
Fidelity Securities Lending Cash Central Fund	112
Total	$ 368
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the tables below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,276	$ 18,429	$ 34,847	$ -
Consumer Staples	58,701	-	58,701	-
Energy	109,263	4,170	105,093	-
Financials	334,579	326,454	8,125	-
Information Technology	31,345	31,345	-	-
Materials	219,097	-	219,097	-
Utilities	4,484	4,484	-	-
Corporate Bonds	1,160,917	-	1,159,526	1,391
Floating Rate Loans	15,615	-	15,615	-
Money Market Funds	224,500	224,500	-	-
Total Investments in Securities:	$ 2,211,777	$ 609,382	$ 1,601,004	$ 1,391
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 11,213
Total Realized Gain (Loss)	(7,309)
Total Unrealized Gain (Loss)	1,637
Cost of Purchases	1,977
Proceeds of Sales	(1,178)
Amortization/Accretion	764
Transfer in/out of Level 3	(5,713)
Ending Balance	$ 1,391
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (666)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,335,059,000. Net unrealized depreciation aggregated $123,282,000, of which $181,149,000 related to appreciated investment securities and $304,431,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including securities backed by subprime mortgage loans, are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Equity-Income II Fund
Equity-Income II
Class K

August 31, 2009

1.805774.105

EII-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.5%
Gentex Corp.	230,000	$ 3,356
Johnson Controls, Inc.	1,407,100	34,854
Magna International, Inc. Class A (sub. vtg.)	122,400	5,546
The Goodyear Tire & Rubber Co. (a)	2,117,900	34,924
		78,680
Automobiles - 0.7%
Fiat SpA (a)	943,300	11,171
Harley-Davidson, Inc. (c)	1,057,258	25,353
		36,524
Diversified Consumer Services - 0.6%
H&R Block, Inc.	1,835,500	31,717
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp. (a)	1,379,200	26,191
Household Durables - 3.6%
Black & Decker Corp.	314,029	13,855
Lennar Corp. Class A	409,800	6,208
Newell Rubbermaid, Inc.	1,684,800	23,452
The Stanley Works	279,800	11,452
Toll Brothers, Inc. (a)	4,600,050	104,605
Whirlpool Corp.	546,900	35,116
		194,688
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	966,236	9,257
Media - 2.8%
Belo Corp. Series A	912,073	3,046
Comcast Corp. Class A	2,281,000	34,945
Informa PLC	1,805,725	8,361
Interpublic Group of Companies, Inc. (a)	1,069,100	6,725
The Walt Disney Co.	1,329,525	34,621
Time Warner, Inc.	1,549,417	43,244
Viacom, Inc. Class B (non-vtg.) (a)	441,100	11,045
Virgin Media, Inc.	912,900	10,434
		152,421
Multiline Retail - 1.9%
Kohl's Corp. (a)	911,971	47,049
Macy's, Inc.	837,319	12,995
Target Corp.	945,500	44,439
		104,483
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.0%
Home Depot, Inc.	2,657,300	$ 72,518
Lowe's Companies, Inc.	1,031,800	22,184
OfficeMax, Inc.	237,000	2,680
RadioShack Corp.	355,800	5,383
Staples, Inc.	1,710,500	36,964
Tiffany & Co., Inc.	517,000	18,808
		158,537
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	523,482	2,225
TOTAL CONSUMER DISCRETIONARY		794,723
CONSUMER STAPLES - 5.2%
Beverages - 1.1%
Carlsberg AS Series B	344,488	24,749
The Coca-Cola Co.	703,900	34,329
		59,078
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	474,800	17,814
Wal-Mart Stores, Inc.	335,600	17,072
Walgreen Co.	350,300	11,868
Winn-Dixie Stores, Inc. (a)	433,600	5,971
		52,725
Food Products - 0.8%
Nestle SA (Reg.)	657,942	27,325
Tyson Foods, Inc. Class A	1,164,869	13,967
		41,292
Household Products - 1.1%
Kimberly-Clark Corp.	445,200	26,917
Procter & Gamble Co.	606,000	32,791
		59,708
Personal Products - 0.4%
Avon Products, Inc.	634,204	20,212
Tobacco - 0.8%
Philip Morris International, Inc.	1,004,959	45,937
TOTAL CONSUMER STAPLES		278,952
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 14.8%
Energy Equipment & Services - 2.6%
BJ Services Co.	633,104	$ 10,168
Halliburton Co.	804,100	19,065
Nabors Industries Ltd. (a)	921,600	16,294
Noble Corp.	1,220,700	42,761
Pride International, Inc. (a)	401,529	10,351
Schlumberger Ltd.	718,776	40,395
Seahawk Drilling, Inc. (a)	26,768	597
		139,631
Oil, Gas & Consumable Fuels - 12.2%
Anadarko Petroleum Corp.	237,798	12,572
Apache Corp.	384,400	32,655
Chevron Corp.	2,322,800	162,457
ConocoPhillips	2,087,900	94,018
CONSOL Energy, Inc.	222,500	8,324
Devon Energy Corp.	204,786	12,570
EOG Resources, Inc.	468,286	33,717
Exxon Mobil Corp.	2,157,500	149,191
Marathon Oil Corp.	715,045	22,073
Occidental Petroleum Corp.	646,595	47,266
Peabody Energy Corp.	213,300	6,971
Reliance Industries Ltd. (a)	107,823	4,440
Royal Dutch Shell PLC:
Class A sponsored ADR	1,009,000	55,969
Class B ADR	235,100	12,728
		654,951
TOTAL ENERGY		794,582
FINANCIALS - 25.5%
Capital Markets - 5.7%
Bank of New York Mellon Corp.	2,037,824	60,340
Credit Suisse Group sponsored ADR	604,700	30,773
Goldman Sachs Group, Inc.	557,200	92,194
Morgan Stanley	2,534,499	73,399
State Street Corp.	357,900	18,783
UBS AG:
(For. Reg.) (a)	621,000	11,432
(NY Shares) (a)	1,091,300	19,993
		306,914
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 6.8%
Associated Banc-Corp.	880,042	$ 9,126
Comerica, Inc.	555,200	14,807
Huntington Bancshares, Inc.	738,300	3,367
KeyCorp	3,049,074	20,307
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,528,300	22,369
PNC Financial Services Group, Inc.	1,460,600	62,207
Standard Chartered PLC (United Kingdom)	342,100	7,775
SunTrust Banks, Inc.	399,500	9,336
U.S. Bancorp, Delaware	1,542,000	34,880
Wells Fargo & Co.	6,548,900	180,226
		364,400
Consumer Finance - 1.0%
Capital One Financial Corp.	830,600	30,973
Discover Financial Services	1,226,400	16,863
SLM Corp. (a)	867,281	7,719
		55,555
Diversified Financial Services - 8.8%
Bank of America Corp.	11,103,473	195,310
Citigroup, Inc.	6,570,083	32,850
CME Group, Inc.	15,088	4,391
JPMorgan Chase & Co.	5,504,200	239,215
		471,766
Insurance - 2.5%
ACE Ltd.	659,900	34,434
Hartford Financial Services Group, Inc.	600,700	14,249
Lincoln National Corp.	317,100	8,004
MBIA, Inc. (a)	300,630	2,020
MetLife, Inc.	326,200	12,317
Montpelier Re Holdings Ltd.	1,094,500	17,611
The Travelers Companies, Inc.	730,933	36,854
XL Capital Ltd. Class A	553,600	9,605
		135,094
Real Estate Investment Trusts - 0.5%
HCP, Inc.	572,600	16,308
Segro PLC	253,112	1,482
Senior Housing Properties Trust (SBI)	472,882	9,486
		27,276
Real Estate Management & Development - 0.0%
Indiabulls Real Estate Ltd.	310,276	1,752
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (c)	868,560	$ 9,241
TOTAL FINANCIALS		1,371,998
HEALTH CARE - 8.5%
Biotechnology - 0.7%
Amgen, Inc. (a)	582,100	34,775
Biogen Idec, Inc. (a)	95,170	4,778
		39,553
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	189,700	10,798
Boston Scientific Corp. (a)	1,329,105	15,617
Covidien PLC	544,000	21,526
		47,941
Health Care Providers & Services - 0.3%
CIGNA Corp.	206,400	6,074
Fresenius Medical Care AG & Co. KGaA	159,300	7,158
UnitedHealth Group, Inc.	47,400	1,327
		14,559
Pharmaceuticals - 6.6%
Abbott Laboratories	318,600	14,410
Bristol-Myers Squibb Co.	696,346	15,410
Johnson & Johnson	922,200	55,738
Merck & Co., Inc.	1,470,000	47,672
Pfizer, Inc.	5,649,600	94,348
Schering-Plough Corp.	1,346,900	37,956
Wyeth	1,823,700	87,264
		352,798
TOTAL HEALTH CARE		454,851
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.8%
General Dynamics Corp.	167,083	9,890
Honeywell International, Inc.	1,578,200	58,015
Spirit AeroSystems Holdings, Inc. Class A (a)	756,800	11,746
The Boeing Co.	505,617	25,114
United Technologies Corp.	797,728	47,353
		152,118
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.3%
Masco Corp.	1,254,600	$ 18,167
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	191,583	4,906
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	397,300	12,813
Rockwell Automation, Inc.	63,200	2,645
Schneider Electric SA	79,061	7,288
		22,746
Industrial Conglomerates - 3.1%
General Electric Co.	4,471,800	62,158
Koninklijke Philips Electronics NV (NY Shares)	174,552	3,936
Rheinmetall AG	344,942	16,834
Siemens AG sponsored ADR	493,200	42,829
Textron, Inc.	1,326,600	20,377
Tyco International Ltd.	621,400	19,692
		165,826
Machinery - 2.2%
Briggs & Stratton Corp.	748,526	13,204
Caterpillar, Inc.	95,700	4,336
Cummins, Inc.	412,900	18,713
Danaher Corp.	190,300	11,553
Eaton Corp.	382,200	20,620
Illinois Tool Works, Inc.	237,872	9,948
Ingersoll-Rand Co. Ltd.	585,553	18,088
Kennametal, Inc.	532,200	11,735
Vallourec SA	55,600	8,446
		116,643
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	88,500	7,347
CSX Corp.	174,900	7,433
Union Pacific Corp.	265,200	15,862
		30,642
TOTAL INDUSTRIALS		511,048
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	2,138,900	$ 46,200
Motorola, Inc.	2,080,892	14,941
		61,141
Computers & Peripherals - 1.4%
Dell, Inc. (a)	479,800	7,595
Hewlett-Packard Co.	1,084,255	48,672
International Business Machines Corp.	174,800	20,635
		76,902
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	237,538	6,566
Avnet, Inc. (a)	475,100	12,661
Tyco Electronics Ltd.	1,152,971	26,311
		45,538
IT Services - 0.0%
MoneyGram International, Inc. (a)	340,342	905
Office Electronics - 0.2%
Xerox Corp.	1,089,380	9,423
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	786,893	22,230
Applied Materials, Inc.	3,062,600	40,365
Intel Corp.	3,347,600	68,023
Micron Technology, Inc. (a)	1,472,300	10,851
National Semiconductor Corp.	1,678,202	25,458
Varian Semiconductor Equipment Associates, Inc. (a)	119,900	3,665
		170,592
Software - 1.3%
Microsoft Corp.	1,433,054	35,325
Oracle Corp.	1,534,300	33,555
		68,880
TOTAL INFORMATION TECHNOLOGY		433,381
MATERIALS - 1.3%
Chemicals - 0.7%
Dow Chemical Co.	414,932	8,834
E.I. du Pont de Nemours & Co.	768,209	24,529
H.B. Fuller Co.	351,492	6,938
		40,301
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.6%
Alcoa, Inc.	1,207,232	$ 14,547
Freeport-McMoRan Copper & Gold, Inc.	79,300	4,994
Nucor Corp.	249,600	11,117
		30,658
TOTAL MATERIALS		70,959
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 5.8%
AT&T, Inc.	7,279,300	189,626
Qwest Communications International, Inc. (c)	8,103,600	29,092
Verizon Communications, Inc.	3,035,800	94,231
		312,949
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	3,645,347	13,342
Vodafone Group PLC sponsored ADR	814,900	17,700
		31,042
TOTAL TELECOMMUNICATION SERVICES		343,991
UTILITIES - 3.6%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	1,123,897	29,682
American Electric Power Co., Inc.	379,609	11,931
Entergy Corp.	388,700	30,707
Exelon Corp.	557,401	27,881
FirstEnergy Corp.	238,000	10,741
Southern Co.	95,700	2,986
		113,928
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	2,279,900	31,166
Constellation Energy Group, Inc.	365,400	11,565
		42,731
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	263,300	$ 8,339
Wisconsin Energy Corp.	658,500	29,942
		38,281
TOTAL UTILITIES		194,940
TOTAL COMMON STOCKS (Cost $4,679,814)		5,249,425
Convertible Preferred Stocks - 0.9%

FINANCIALS - 0.2%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	7,600	6,018
Insurance - 0.1%
Assured Guaranty Ltd. 8.50%	47,400	3,851
TOTAL FINANCIALS		9,869
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Schering-Plough Corp. 6.00%	76,000	18,400
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	190,100	18,018
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,021)		46,287
Convertible Bonds - 0.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 3,430	7,951
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	1,260	2,310
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	$ 1,450	$ 2,589
TOTAL CONSUMER DISCRETIONARY		12,850
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,840	2,524
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 3.25% 8/1/39 (d)	7,930	8,446
Micron Technology, Inc. 4.25% 10/15/13	1,820	2,962
		11,408
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	3,210	6,556
ArcelorMittal SA 5% 5/15/14	2,570	3,575
United States Steel Corp. 4% 5/15/14	4,290	6,714
		16,845
TOTAL CONVERTIBLE BONDS (Cost $27,800)		43,627
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	14,229,495	14,229
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	64,619,000	64,619
TOTAL MONEY MARKET FUNDS (Cost $78,848)		78,848
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,814,483)		5,418,187
NET OTHER ASSETS - (0.9)%		(47,317)
NET ASSETS - 100%		$ 5,370,870
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,446,000 or 0.2% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 141
Fidelity Securities Lending Cash Central Fund	1,798
Total	$ 1,939
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 794,723	$ 794,723	$ -	$ -
Consumer Staples	278,952	278,952	-	-
Energy	794,582	794,582	-	-
Financials	1,381,867	1,366,584	15,283	-
Health Care	473,251	454,851	18,400	-
Industrials	511,048	511,048	-	-
Information Technology	433,381	433,381	-	-
Materials	88,977	70,959	18,018	-
Telecommunication Services	343,991	343,991	-	-
Utilities	194,940	194,940	-	-
Corporate Bonds	43,627	-	43,627	-
Money Market Funds	78,848	78,848	-	-
Total Investments in Securities:	$ 5,418,187	$ 5,322,859	$ 95,328	$ -
Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $4,958,143,000. Net unrealized appreciation aggregated $460,044,000, of which $926,945,000 related to appreciated investment securities and $466,901,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Independence Fund
Independence
Class K

August 31, 2009

1.805765.105

FRE-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 2.6%
Autoliv, Inc.	1,000,000	$ 32,070
BorgWarner, Inc.	500,000	14,835
Magna International, Inc. Class A (sub. vtg.)	500,000	22,657
The Goodyear Tire & Rubber Co. (a)	1,500,000	24,735
TRW Automotive Holdings Corp. (a)	450,000	7,943
		102,240
Automobiles - 0.3%
Ford Motor Co. (a)	1,500,000	11,400
Hotels, Restaurants & Leisure - 1.0%
Ctrip.com International Ltd. sponsored ADR (a)	800,000	39,152
Household Durables - 1.1%
Gafisa SA sponsored ADR (a)(c)	1,439,900	42,203
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	600,000	48,714
B2W Companhia Global Do Varejo	300,000	7,759
Priceline.com, Inc. (a)(c)	250,000	38,495
		94,968
Multiline Retail - 1.7%
Target Corp.	1,400,000	65,800
Specialty Retail - 1.6%
Lowe's Companies, Inc.	2,200,000	47,300
TJX Companies, Inc.	450,000	16,178
		63,478
Textiles, Apparel & Luxury Goods - 0.1%
Fuqi International, Inc. (a)(c)	132,200	3,428
TOTAL CONSUMER DISCRETIONARY		422,669
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	800,000	40,784
Food Products - 1.0%
Bunge Ltd.	400,000	26,804
Corn Products International, Inc.	400,000	11,864
		38,668
Personal Products - 0.2%
Hengan International Group Co. Ltd.	1,500,000	8,303
TOTAL CONSUMER STAPLES		87,755
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 12.7%
Energy Equipment & Services - 5.5%
Halliburton Co.	400,000	$ 9,484
Noble Corp.	1,000,000	35,030
Pride International, Inc. (a)	300,000	7,734
Schlumberger Ltd.	600,000	33,720
Seahawk Drilling, Inc. (a)	20,000	446
Transocean Ltd. (a)	1,000,000	75,840
Weatherford International Ltd. (a)	2,500,000	49,875
		212,129
Oil, Gas & Consumable Fuels - 7.2%
Chesapeake Energy Corp.	2,810,400	64,190
Concho Resources, Inc. (a)	800,000	26,072
EOG Resources, Inc.	200,000	14,400
EXCO Resources, Inc. (a)	700,000	10,262
Hess Corp.	75,000	3,794
Occidental Petroleum Corp.	500,000	36,550
PT Bumi Resources Tbk	15,000,000	4,315
Quicksilver Resources, Inc. (a)(c)	1,000,000	10,820
Range Resources Corp.	300,000	14,511
SandRidge Energy, Inc. (a)	1,200,000	14,640
Southwestern Energy Co. (a)	1,100,000	40,546
Suncor Energy, Inc.	1,004,000	30,718
Ultra Petroleum Corp. (a)	133,079	6,179
		276,997
TOTAL ENERGY		489,126
FINANCIALS - 28.2%
Capital Markets - 5.6%
Deutsche Bank AG (NY Shares)	1,000,000	67,580
Goldman Sachs Group, Inc.	58,300	9,646
Morgan Stanley	2,465,300	71,395
State Street Corp.	850,000	44,608
The Blackstone Group LP	1,700,000	21,913
		215,142
Commercial Banks - 6.8%
China Construction Bank Corp. (H Shares)	15,279,000	11,533
Industrial & Commercial Bank of China Ltd.	14,700,000	10,033
PNC Financial Services Group, Inc.	1,650,000	70,274
Wells Fargo & Co.	6,250,000	172,000
		263,840
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 10.6%
Apollo Global Management LLC (a)(d)	1,703,400	$ 5,962
Bank of America Corp.	9,839,081	173,067
BM&F BOVESPA SA	500,000	3,087
CME Group, Inc.	100,000	29,104
Hong Kong Exchange & Clearing Ltd.	1,000,000	17,418
IntercontinentalExchange, Inc. (a)	350,000	32,830
JPMorgan Chase & Co.	3,300,000	143,418
Singapore Exchange Ltd.	500,000	2,901
		407,787
Insurance - 5.0%
Assurant, Inc.	200,000	5,990
Assured Guaranty Ltd.	492,800	9,807
Hartford Financial Services Group, Inc.	2,700,000	64,044
Lincoln National Corp.	1,318,500	33,279
MBIA, Inc. (a)(c)	1,000,000	6,720
Principal Financial Group, Inc.	400,000	11,360
Prudential Financial, Inc.	300,000	15,174
XL Capital Ltd. Class A	2,800,000	48,580
		194,954
Real Estate Investment Trusts - 0.2%
Host Hotels & Resorts, Inc.	500,000	4,985
Segro PLC	338,600	1,982
		6,967
TOTAL FINANCIALS		1,088,690
HEALTH CARE - 10.5%
Biotechnology - 3.9%
Dendreon Corp. (a)	400,000	9,348
Gilead Sciences, Inc. (a)	1,000,000	45,060
Myriad Genetics, Inc. (a)	800,000	24,456
United Therapeutics Corp. (a)	400,000	36,604
Vertex Pharmaceuticals, Inc. (a)	900,000	33,669
		149,137
Health Care Equipment & Supplies - 0.4%
Covidien PLC	350,000	13,850
Health Care Providers & Services - 4.6%
Express Scripts, Inc. (a)	1,600,000	115,552
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	800,000	$ 28,560
Medco Health Solutions, Inc. (a)	600,000	33,132
		177,244
Health Care Technology - 0.6%
Cerner Corp. (a)(c)	400,000	24,684
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	400,000	14,108
Life Technologies Corp. (a)	600,000	26,718
		40,826
TOTAL HEALTH CARE		405,741
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(c)	250,000	7,033
Airlines - 3.7%
AMR Corp. (a)	2,500,000	13,650
Continental Airlines, Inc. Class B (a)	2,200,000	29,194
Delta Air Lines, Inc. (a)	12,796,875	92,393
Southwest Airlines Co.	1,000,000	8,180
		143,417
Electrical Equipment - 0.6%
First Solar, Inc. (a)(c)	185,000	22,492
Industrial Conglomerates - 0.4%
Textron, Inc.	1,158,300	17,791
Road & Rail - 3.4%
CSX Corp.	1,400,000	59,500
Union Pacific Corp.	1,200,000	71,772
		131,272
TOTAL INDUSTRIALS		322,005
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	718,800	15,526
Juniper Networks, Inc. (a)	1,100,000	25,377
QUALCOMM, Inc.	700,000	32,494
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	100,000	$ 7,306
Riverbed Technology, Inc. (a)	1,000,000	19,280
		99,983
Computers & Peripherals - 2.9%
Apple, Inc. (a)	664,200	111,725
HTC Corp.	12,500	126
		111,851
Electronic Equipment & Components - 0.0%
Agilent Technologies, Inc.	32,522	835
Internet Software & Services - 6.6%
Baidu.com, Inc. sponsored ADR (a)	150,000	49,509
eBay, Inc. (a)	2,000,000	44,280
Equinix, Inc. (a)(c)	100,000	8,426
Google, Inc. Class A (a)	175,000	80,792
NetEase.com, Inc. sponsored ADR (a)(c)	700,000	29,393
Tencent Holdings Ltd.	2,750,000	40,911
		253,311
IT Services - 0.7%
Visa, Inc. Class A	400,000	28,440
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp. (a)	500,000	7,260
Software - 2.4%
Citrix Systems, Inc. (a)	800,000	28,544
Microsoft Corp.	1,800,000	44,370
Rovi Corp. (a)	600,000	18,264
		91,178
TOTAL INFORMATION TECHNOLOGY		592,858
MATERIALS - 10.3%
Chemicals - 7.0%
Ashland, Inc.	800,000	29,344
Dow Chemical Co.	4,100,000	87,289
E.I. du Pont de Nemours & Co.	600,000	19,158
Potash Corp. of Saskatchewan, Inc.	73,900	6,561
Rockwood Holdings, Inc. (a)	900,000	18,333
Terra Industries, Inc.	1,700,000	52,887
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
The Mosaic Co.	847,700	$ 41,088
Westlake Chemical Corp. (c)	600,000	14,424
		269,084
Construction Materials - 0.4%
Vulcan Materials Co. (c)	300,000	15,012
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	800,000	27,152
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd. (Canada)	426,400	24,460
Alcoa, Inc.	2,637,500	31,782
Freeport-McMoRan Copper & Gold, Inc.	450,000	28,341
		84,583
TOTAL MATERIALS		395,831
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
Sprint Nextel Corp. (a)	7,500,000	27,450
Vivo Participacoes SA sponsored ADR	900,000	20,484
		47,934
TOTAL COMMON STOCKS (Cost $3,136,381)		3,852,609
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.33% (e)	4,614,552	4,615
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	147,581,557	147,582
TOTAL MONEY MARKET FUNDS (Cost $152,197)		152,197
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $3,288,578)		4,004,806
NET OTHER ASSETS - (3.7)%		(142,401)
NET ASSETS - 100%		$ 3,862,405
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,962,000 or 0.2% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 93
Fidelity Securities Lending Cash Central Fund	1,561
Total	$ 1,654
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,361,905,000. Net unrealized appreciation aggregated $642,901,000, of which $804,240,000 related to appreciated investment securities and $161,339,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2009